LONG-TERM INVESTMENTS, NET	6 Months Ended
Sep. 30, 2022
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

Note 9 – LONG-TERM INVESTMENTS, NET

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Investments in equity security without readily determinable fair value
Phoenix Intelligent Credit Group Ltd (“Phoenix Intelligent Credit”) (a)	29,189,836	29,189,836
Musketeer Group Inc. (“Musketeer”) (b)	1,600,000	1,600,000
	30,789,836	30,789,836
Impairment on investments	(30,789,836)	(30,789,836)
Long term investments, net	—	—
(a)	On January 8, 2019, the Company signed an agreement to acquire a 5.88% equity stake in Phoenix Intelligent Credit Group Ltd (“Phoenix Intelligent Credit”), a wholly owned subsidiary of Phoenix Financial Group Ltd (“Phoenix Finance”), which is unrelated to the Company, and operator of one of China’s leading peer-to-peer lending platforms, for a total consideration of approximately US$29 million (RMB 200 million). The acquisition was completed as of March 31, 2019 and the Company had an acquisition price payable to Phoenix Finance in the amount of US$14,289,371 as of March 31, 2019, which was fully paid in April 2019. Pursuant to the investment agreement, such investment is redeemable at the option of the Company if certain future performance condition cannot be met. The Company accounted the investment as investment in an equity security without readily determinable fair value. In light of the significant change in the regulatory environment in the PRC related to the peer-to-peer lending industry and the impact of COVID-19 on Phoenix Intelligent Credit, the investment has been impaired as of as of September 30, 2022 and March 31, 2022.
(b)	On August 9, 2018, the Company acquired a 19.99% equity stake in Musketeer Group Inc. (“Musketeer”), an Indonesian online lending platform that offers consumption installment loans, for approximately US$1.6 million. The investment was accounted for using the cost method because the Company does not have any significant influence over Musketeer. Since Musketeer is a start-up company in its early stage, there was no readily determinable fair value. On August 14, 2019, Musketeer completed its registration for a peer-to-peer (P2P) lending platform with the Indonesian Financial Services Authority (OJK). In light of the significant changes of market conditions and the impact of COVID-19 in Indonesia, the investment has been impaired as of as of September 30, 2022 and March 31, 2022.

For the six months ended September 30, 2022 and 2021, the Company recognized impairment losses for the long-term investments of nil and nil, respectively.